DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 100 Ex Top 20 ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 5.0%
AT&T, Inc.
109,427 2,713,790
Comcast Corp., Class A
55,958 1,391,675
T-Mobile US, Inc.
7,448 1,396,723
Verizon Communications, Inc.
66,310 3,170,281
Walt Disney Co.
27,813 2,832,198
(Cost $11,750,309)
11,504,667
Consumer Discretionary
— 4.7%
Booking Holdings, Inc.
12,601 2,109,785
General Motors Co.
14,190 1,181,176
Lowe's Cos., Inc.
8,780 1,882,081
McDonald's Corp.
11,185 3,122,852
NIKE, Inc., Class B
18,873 872,499
Starbucks Corp.
17,759 1,760,982
(Cost $11,896,944)
10,929,375
Consumer Staples — 7.5%
Altria Group, Inc.
26,246 1,826,197
Coca-Cola Co.
60,638 4,791,008
Colgate-Palmolive Co.
12,714 1,145,913
Mondelez International, Inc.,
Class A
20,055 1,226,764
PepsiCo, Inc.
21,354 3,079,033
Philip Morris International, Inc.
24,470 4,340,489
Target Corp.
7,100 902,197
(Cost $16,953,268)
17,311,601
Energy — 3.3%
Chevron Corp.
29,400 5,364,324
ConocoPhillips
19,178 2,185,909
(Cost $7,391,728)
7,550,233
Financials — 15.3%
American Express Co.
8,418 2,664,044
American International Group,
Inc.
8,592 637,784
Bank of America Corp.
104,084 5,370,734
Bank of New York Mellon Corp.
10,790 1,504,450
Blackrock, Inc.
2,271 2,377,464
Capital One Financial Corp.
9,792 1,840,211
Charles Schwab Corp.
26,248 2,292,763
Citigroup, Inc.
27,381 3,447,268
Goldman Sachs Group, Inc.
4,705 4,825,260
MetLife, Inc.
8,591 710,390
Morgan Stanley
18,836 3,917,888
PayPal Holdings, Inc.
14,326 641,088
US Bancorp
24,326 1,334,281
Wells Fargo & Co.
48,492 3,760,070
(Cost $35,187,003)
35,323,695
Health Care — 16.7%
Abbott Laboratories
27,271 2,334,398
Number
of Shares Value $
AbbVie, Inc.
27,726 6,036,505
Amgen, Inc.
8,457 2,848,233
Bristol-Myers Squibb Co.
31,899 1,823,985
CVS Health Corp.
19,940 1,814,141
Danaher Corp.
9,793 1,788,887
Gilead Sciences, Inc.
19,404 2,608,480
Intuitive Surgical, Inc. *
5,582 2,370,340
Medtronic PLC
20,050 1,479,890
Merck & Co., Inc.
38,898 4,617,971
Pfizer, Inc.
89,150 2,333,947
Thermo Fisher Scientific, Inc.
5,900 2,905,809
UnitedHealth Group, Inc.
14,245 5,417,516
(Cost $39,063,578)
38,380,102
Industrials — 14.6%
3M Co.
8,210 1,257,197
Boeing Co. *
12,282 2,838,984
Caterpillar, Inc.
7,311 6,403,486
Deere & Co.
3,965 2,149,744
Emerson Electric Co.
8,805 1,266,335
FedEx Corp.
3,412 1,404,891
General Dynamics Corp.
4,010 1,390,748
General Electric Co.
16,485 5,337,184
Honeywell International, Inc.
9,930 2,361,950
Lockheed Martin Corp.
3,123 1,656,595
RTX Corp.
21,081 3,787,412
Union Pacific Corp.
9,325 2,449,118
United Parcel Service, Inc.,
Class B
11,530 1,230,136
(Cost $32,316,946)
33,533,780
Information Technology
— 27.5%
Accenture PLC, Class A
9,670 1,808,967
Adobe, Inc. *
6,374 1,652,205
Advanced Micro Devices, Inc. *
25,578 13,200,806
Cisco Systems, Inc.
61,931 7,457,731
Intel Corp. *
73,608 8,441,365
International Business Machines
Corp.
14,706 4,379,447
Intuit, Inc.
4,396 1,457,406
Oracle Corp.
26,537 5,991,524
Palantir Technologies, Inc., Class
A *
35,831 5,608,985
QUALCOMM, Inc.
16,723 4,197,807
Salesforce, Inc.
14,751 2,818,916
ServiceNow, Inc. *
16,457 2,046,757
Texas Instruments, Inc.
14,240 4,352,883
(Cost $46,775,882)
63,414,799
Materials — 1.6%
Linde PLC
(Cost $3,501,549)
7,331 3,648,565

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 100 Ex Top 20 ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Real Estate — 1.1%
American Tower Corp. REIT
7,382 1,380,139
Simon Property Group, Inc. REIT
5,140 1,053,237
(Cost $2,308,838)
2,433,376
Utilities — 2.6%
Duke Energy Corp.
12,177 1,494,483
NextEra Energy, Inc.
32,646 2,840,529
Southern Co.
17,275 1,590,164
(Cost $6,019,131)
5,925,176
TOTAL COMMON STOCKS
(Cost $213,165,176)
229,955,369
EXCHANGE-TRADED FUNDS
— 0.0%
Defiance Large Cap ex-Mag 7
ETF
(Cost $14,213)
625 15,688
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.57% (a)
(Cost $44,991)
44,991 44,991
TOTAL INVESTMENTS — 99.9%
(Cost $213,224,380)
230,016,048
Other assets and liabilities,
net — 0.1%
272,150
NET ASSETS — 100.0%
230,288,198
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.57% (a)
1,497 1,006,021 (962,527) — — 857 — 44,991 44,991
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 100 Ex Top 20 ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
XOEX-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 6 203,600 227,873 6/18/2026 24,273
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 229,955,369 $ — $ — $ 229,955,369
Exchange-Traded Funds
15,688 — — 15,688
Short-Term Investments (a)
44,991 — — 44,991
Derivatives (b)
Futures Contracts
24,273 — — 24,273
TOTAL
$ 230,040,321 $ — $ — $ 230,040,321
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.